Consolidated Balance Sheets	Sep. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Current assets
Cash and equivalents	$ 5,298,503	$ 8,556,642	$ 7,676,689
Restricted cash	80,303	44,211
Accounts receivable, net	196,376	45,923
Other receivables and prepaid expenses	162,640	143,281	32,323
Advances to suppliers	137,362	162,969	155,686
Inventory, net	857,754	233,454	45,535
Advances to related parties	92,642	19,055	15,739
Total current assets	6,825,580	9,205,535	7,925,972
Property and equipment, net	1,910,691	290,148	67,817
Intangible asset, net	1,393	1,940
Goodwill, net
Deferred tax asset	15,522	18,795
Security deposit	84,347	94,153
Operating lease right-of-use assets	1,173,616	2,049,775	100,029
Total assets	10,011,149	11,660,346	8,093,818
Current liabilities
Accounts payable	507,993	406,163	39,122
Accounts payable-related party	160,911
Unearned revenue	153,163	171,408
Taxes payable	55,942	232,637	283,495
Accrued liabilities and other payables	5,903,738	752,400	514,239
Government grant	921,473
Loan from third parties	84,347	94,153
Operating lease liabilities	772,632	848,230	70,780
Advance from related parties	726,650	1,947,154	264,850
Total current liabilities	9,286,849	4,452,145	1,172,486
Operating lease liabilities - non-current	382,152	1,138,710	29,250
Total liabilities	9,669,001	5,590,855	1,201,736
Stockholders’ equity
Undesignated preferred stock, $0.001 par value, 20,000,000 shares authorized, none issued and outstanding
Common stock, par value $0.00001 per share, 500,000,000 shares authorized; 49,999,891 shares issued and outstanding as of September 30, 2022 and December 31, 2021	500	500	500
Additional paid in capital	14,365,448	14,086,793	11,115,765
Statutory reserve	151,988	151,988	151,988
Accumulated deficit	(14,734,474)	(8,880,613)	(4,964,711)
Accumulated other comprehensive income	558,686	710,823	588,540
Total stockholders’ equity	342,148	6,069,491	6,892,082
Total liabilities and stockholders’ equity	$ 10,011,149	$ 11,660,346	$ 8,093,818